UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net income (loss)	$ 308	$ (26)	$ 524	$ 177
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(280)	(25)	(323)	27
Available-for-sale securities	0	22	0	(5)
Net investment and cash flow hedges	57	(13)	80	(27)
Equity accounted investment	(1)	(1)	(3)	(1)
Taxes on the above items	1	(1)	(4)	2
Total other comprehensive income (loss)	(223)	(18)	(250)	(4)
Items that will not be reclassified subsequently to profit or loss:
Fair value through OCI	32	0	56	0
Taxes on the above item	0	0	(1)	0
Total other comprehensive income (loss)	(191)	(18)	(195)	(4)
Comprehensive income (loss)	117	(44)	329	173
Attributable to:
Limited partners	17	(2)	(26)	37
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	15	(2)	(26)	40
Special Limited Partners	41	0	184	0
Interest of others in operating subsidiaries	44	(40)	197	96
Comprehensive income (loss)	$ 117	$ (44)	$ 329	$ 173